Borrowings - Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Interest expense	$ 510.0	$ 452.8
Holding company and insurance and reinsurance companies
Borrowings
Interest expense on borrowings	330.5	316.1
Non-insurance companies
Borrowings
Interest expense on borrowings	130.0	89.8
Interest expense on lease liabilities	$ 49.5	$ 46.9